INTEREST BEARING LOANS AND BORROWINGS - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	May 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Nov. 30, 2020	May 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Feb. 28, 2017	Aug. 31, 2016	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,744,388			$ 3,456,463
Debt issuance costs	(48,188)			(42,720)
Accrued finance expense	38,543			32,393
Short-term debt and current portion of long-term debt	460,318			261,999
Long-term portion of debt	3,284,070			3,194,464
$252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	252,400							$ 252,400
$34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	34,800						$ 34,800
$250.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	250,700							$ 250,700					$ 250,700
$219.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	219,600		$ 219,600
$606.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	606,700
$100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	100,800												100,800
$328.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	328,400																	$ 328,400
$321.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	321,600																$ 321,600
$129.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	129,400					$ 129,400
$104.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	104,000								$ 104,000
$60.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	60,600				$ 60,600
$63.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	63,500				63,500
$544.0 million lease financing
Disclosure of detailed information about borrowings [line items]
Notional amount	544,000														$ 544,000
$512.1 million lease financing
Disclosure of detailed information about borrowings [line items]
Notional amount	512,100	$ 512,100
$42.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	42,900															$ 42,900
$62.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	62,500													$ 62,500
$94.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	94,500
$133.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	133,700											$ 133,700	$ 133,700
$58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	58,500											58,500
$58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	58,500											$ 58,500
$130.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	130,000										$ 130,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									$ 65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000									$ 65,000
$1,410.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	1,410,000				1,410,000
$539.9 million Shareholder loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	539,900				$ 539,900
$275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	275,000																		$ 275,000
Long-term portion of debt				175,000
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	3,754,033			3,291,790
U.S. dollar denominated floating rate debt | $252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	39,285			174,125
U.S. dollar denominated floating rate debt | $34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	14,259			16,370
U.S. dollar denominated floating rate debt | $250.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	0			119,088
U.S. dollar denominated floating rate debt | $219.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	203,122			0
U.S. dollar denominated floating rate debt | $606.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	594,586			0
U.S. dollar denominated floating rate debt | $100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	70,050			77,725
U.S. dollar denominated floating rate debt | $328.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	0			169,705
U.S. dollar denominated floating rate debt | $321.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	0			165,203
U.S. dollar denominated floating rate debt | $129.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	114,498			124,415
U.S. dollar denominated floating rate debt | $104.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	84,703			92,422
U.S. dollar denominated floating rate debt | $60.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	55,939			60,600
U.S. dollar denominated floating rate debt | $63.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	58,918			63,450
U.S. dollar denominated floating rate debt | $544.0 million lease financing
Disclosure of detailed information about borrowings [line items]
Total debt	0			429,352
U.S. dollar denominated floating rate debt | $512.1 million lease financing
Disclosure of detailed information about borrowings [line items]
Total debt	512,057			0
U.S. dollar denominated floating rate debt | $42.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	32,175			34,559
U.S. dollar denominated floating rate debt | $62.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	46,875			50,347
U.S. dollar denominated floating rate debt | $94.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	90,349			0
U.S. dollar denominated floating rate debt | $133.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	55,048			115,502
U.S. dollar denominated floating rate debt | $58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	48,750			52,000
U.S. dollar denominated floating rate debt | $58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	48,750			52,000
U.S. dollar denominated floating rate debt | $130.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	114,563			121,062
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	58,500			61,750
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	57,688			60,937
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	58,681			62,292
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	59,312			62,562
U.S. dollar denominated floating rate debt | $1,410.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	1,335,925			891,324
U.S. dollar denominated floating rate debt | $539.9 million Shareholder loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	0			235,000
U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	0			175,000
U.S. dollar denominated fixed rate debt | $275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0			$ 175,000